OTHER ASSETS - Schedule of Operating Lease Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 8,068	£ 7,898
Operating lease assets (see below)
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	4,816	4,196
Operating lease assets (see below) | Electric vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,610	728
Operating lease assets (see below) | Internal combustion engine vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	2,042	2,531
Operating lease assets (see below) | Hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,159	928
Operating lease assets (see below) | Other
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 5	£ 9